Lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease
18. LEASE
Operating Leases
The Company entered into various operating lease agreements which consist of real property and office equipment with lease periods expiring between fiscal years 2021 and 2027. The Company recognized leased assets in operating lease assets of US$8,603 and US$6,704 thousand and corresponding accrued expenses and other current liabilities of US$3,046 and US$3,058 thousand, and other long-term liabilities of US$5,621 and US$3,881 thousand. The weight average remaining lease term was 3.5 years and 2.87 years, and the weight average discount rate was 3.78% and 3.56% as of December 31, 2019 and 2020, respectively.
Future minimum lease payments under the operating leases as of December 31, 2020, were as follows:

Operating Lease Obligations
Fiscal Year:
2021	$3,253
2022	1,875
2023	1,372
2024	783
2025	24
2026 and thereafter	32

Total	7,339
Less imputed interest	400

Present value of net future minimum lease payments	6,939
Less operating lease liabilities-current	3,058

Long-term operating lease liabilities	$3,881

Operating lease expense for the years ended December 31, 2018, 2019 and 2020 were
US$3,933 thousand, US$4,775 thousand, and US$4,261 thousand, respectively. For the supplemental cash flow information related to leases, the cash paid for amounts included in the measurement of operating lease liabilities were US$3,233 thousand and US$3,226 thousand for the year ended December 31, 2019 and 2020, respectively.